Critical Accounting Judgements and Key Sources of Estimation Uncertainty	6 Months Ended
Jun. 30, 2023
Disclosure of Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
Critical accounting judgements and key sources of estimation uncertainty

Note 4. Critical accounting judgements and key sources of estimation uncertainty

In preparing these Unaudited Condensed Consolidated Interim Financial Statements, management has made judgments, estimates and assumptions about the carrying amounts of the assets and liabilities that are not readily observable in other sources. The estimates and underlying assumptions are based on historical experience and other relevant factors. Actual results may differ from these estimates.

The significant judgements made by Management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the Group’s last annual financial statements.